As filed with the Securities and Exchange Commission on November 18, 2016
1933 Act Registration No. 333-175691

1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 15

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 375

Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)

Lincoln InvestmentSolutionsSM

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on December 16, 2016, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____________ pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:

Interests in a separate account under individual flexible

payment deferred variable annuity contracts.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln InvestmentSolutionsSM Variable Annuity

Supplement dated November 18, 2016 to the Prospectus dated May 1, 2016, as supplemented

This Supplement outlines important changes that become effective on and after January 9, 2017. These changes are related to:

a) Investment options;
b) Investment Requirements for Living Benefit Riders; and
c) Certain other administrative changes that will impact your Lincoln InvestmentSolutionsSM individual annuity contract.

All other provisions in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Fund Changes – The following information outlines changes that will impact the underlying investment options of your contract beginning January 9, 2017:

1.	The following funds will be available as new investment options under your contract:
•	Fidelity® VIP FundsManager® 50% Portfolio (Investor Class)
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 1)
•	LVIP SSGA Mid-Cap Index Fund (Standard Class)
•	Putnam VT George Putnam Balanced Fund (Class IA)

2.	The following funds will not be available to contracts purchased on or after January 9, 2017:
•	American Funds U.S. Government/AAA-Rated Securities Fund
•	American Funds Asset Allocation Fund
•	Templeton Global Bond VIP Fund (Class 1)

The following table shows the expenses charged by the funds that are being added (as a percentage of the fund’s average net assets):
	Management Fees (before any waivers/ Reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse- ments) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
Fidelity® VIP FundsManager® 50% Portfolio (Investor Class)(1)	0.25%	0.00%	0.00%	0.57%	0.82%	-0.05%	0.77%
JPMorgan Insurance Trust Core Bond Portfolio (Class 1)(2)	0.40%	0.00%	0.21%	0.01%	0.62%	-0.02%	0.60%
LVIP SSGA Mid-Cap Index Fund (Standard Class)	0.27%	0.00%	0.05%	0.00%	0.32%	0.00%	0.32%
Putnam VT George Putnam Balanced Fund (Class IA)	0.52%	0.00%	0.20%	0.00%	0.72%	0.00%	0.72%
(1)	FMRC has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through April 30, 2017.
(2)
The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.60% of the average daily net assets. The Portfolio may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/2017, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Investments of the Variable Account – Description of the Funds.  This section outlines the investment objectives for the fund additions listed above. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP FundsManager® 50% Portfolio (Investor Class): Seeks high total return; a fund of funds.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 1): Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.
LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•
LVIP SSGA Mid-Cap Index Fund (Standard Class): Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

Putnam Variable Trust, advised by Putnam Investment Management, LLC
•
Putnam VT George Putnam Balanced Fund (Class IA): Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.

The Contracts – Asset Allocation Models. The following section is added to your prospectus, immediately prior to the section entitled Death Benefit.

Asset Allocation Models - You may allocate your Purchase Payments among a group of Subaccounts that invest in underlying funds within an asset allocation model. Each model invests different percentages of Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Your financial professional may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your financial professional whether a model is appropriate for you.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing.  Confirmation of the rebalancing will appear on your quarterly statement.  We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.

The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.

The models were designed and prepared by Lincoln Investment Advisors Corp. (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your financial professional to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.

If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of your prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.

The Contracts – Investment Requirements.  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective January 9, 2017. All other provisions of Investment Requirements remain unchanged.

The following changes apply to Investment Requirements for other Living Benefit Riders. The JPMorgan Insurance Trust Core Bond Portfolio will be added to the list of subaccounts under Group 1, and to the list of funds among which you may allocate 100% of your Contract Value.

The Fidelity® VIP FundsManager® 50% Portfolio and Putnam VT George Putnam Balanced Fund will be added to the list of funds among which you may allocate 100% of your Contract Value.

As an alternative, to satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to the Multi-Manager Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

The Contracts – Allocation of Purchase Payments. The following information is added as a new paragraph to this section: If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments or allocations, we reserve the right to reject an allocation request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.

The Contracts – Transfers On or Before the Annuity Commencement Date. The following information is added to this section:  We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.

Please retain this Supplement for future reference.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE® Advantage Select Guaranteed Income Benefit.  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the i4LIFE® Advantage Select Guaranteed Income Benefit percentages we are currently offering.  This supplement will replace and supersede any previously issued Rate Sheet(s), and must be retained with the current prospectus.

For new contractowners, the current Rate Sheet will be included with the prospectus. For existing contractowners, current Rate Sheets will be mailed to you with your quarterly statement.  You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com.  This Rate Sheet has been filed with the Securities and Exchange Commission.

The rates below apply for applications and rider election forms signed between January 9, 2017 and January 13, 2017.  The Guaranteed Income Benefit percentages may be different than those listed below for applications signed after January 13, 2017.

Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.5%	Under 40	2.5%
40-54	3.0%	40-54	3.0%
55-58	3.5%	55-58	3.5%
59-64	4.0%	59-69	4.0%
65-69	4.5%	70-74	4.5%
70-79	5.0%	75-79	5.0%
80+	5.5%	80+	5.5%

In order to receive the rate indicated in this Rate Sheet, your application (or rider election form for existing contractowners) must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Income Benefit percentages rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

Lincoln Life & Annuity Company of New York

Lincoln New York Account N for Variable Annuities

Lincoln InvestmentSolutionsSM Variable Annuity

Supplement dated November 18, 2016 to the Prospectus dated May 1, 2016, as supplemented

This supplement to the prospectus for your individual variable annuity contract introduces a new version of i4LIFE® Advantage Guaranteed Income Benefit for elections made on or after January 9, 2017. All other provisions of your prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.

OVERVIEW

The i4LIFE® Advantage Guaranteed Income Benefit provides a guaranteed minimum payout floor for i4LIFE® Advantage Regular Income Payments. i4LIFE® Advantage Select Guaranteed Income Benefit will be available for election on or after January 9, 2017. i4LIFE® Advantage Guaranteed Income Benefit (version 4) will no longer be available for election unless you are guaranteed the right to elect a prior version under a Living Benefit Rider. Please refer to the prospectus, your contract, and/or any Living Benefit Rider that you own regarding this availability.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Expense Tables – The following entry is added to Expense Table B:

i4LIFE® Advantage Select Guaranteed Income Benefit:*	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge……………………………	3.55%	3.75%
Current Charge ………………………………………..…..	2.25%	2.45%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge……………………………	3.30%	3.50%
Current Charge …………………………………………….	2.00%	2.20%
Account Value Death Benefit
Guaranteed Maximum Charge…………………………….	3.25%	3.45%
Current Charge …………………………………………….	1.95%	2.15%

*As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.95% of Account Value for the single life option and 1.15% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.25% (2.45% joint life option). These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Deductions.

Examples – The following Example relates to i4LIFE® Advantage Select Guaranteed Income Benefit. It is added to the end of this section and does not replace any of the other Examples in the prospectus:

The following Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Example has been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that i4LIFE® Advantage with the EGMDB and Select Guaranteed Income Benefit at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 Years
$542	$1,619	$2,686	$5,315

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$542	$1,619	$2,686	$5,315

Charges and Other Deductions – Rider Charges. The following section is added to the Charges and Other Deductions section of the current prospectus, immediately following the i4LIFE® Advantage Guaranteed Income Benefit Charge section:

i4LIFE® Advantage Select Guaranteed Income Benefit Charge.  i4LIFE® Advantage Select Guaranteed Income Benefit is subject to a current annual charge rate of 1.35% (0.3375% quarterly) for the single life option and 1.55% (0.3875% quarterly) for joint life option) of the Account Value, which is added to the i4LIFE® Advantage charge for a total current charge rate of the Account Value, computed daily as follows:

	Single Life Option	Joint Life Option
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	2.25%	2.45%
Guarantee of Principal Death Benefit	2.00%	2.20%
Account Value Death Benefit	1.95%	2.15%

These charge rates replace the Separate Account Annual Expenses for the base contract.

The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment. At the time of the step-up, the annual charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 2.25% (2.45% joint life option) of the Account Value. If we automatically administer the step-up for you and your charge rate is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date on which the step-up occurred. If we receive notice of your request to reverse the step-up, on a going forward basis we will decrease the charge rate to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.

The Contracts – Investment Requirements. The following information is added to the Investment Requirements section of your prospectus immediately following the ‘Investment Requirements for other Living Benefit Riders’ sections. These Investment Requirements do not replace the Investment Requirements for Guaranteed Income Benefit (version 4), or any other version of Investment Requirements you may be subject to under an existing Living Benefit Rider.

For i4LIFE® Advantage Select Guaranteed Income Benefit riders purchased on or after January 9, 2017, you must currently allocate 100% of your Contract Value among the Subaccounts listed below:

Group 1 Investments must be at least 40% of Contract Value or Account Value (if i4LIFE® Advantage is in effect)
American Funds Bond Fund	JPMorgan Insurance Trust Core Bond Portfolio
American Funds Global Bond Fund	LVIP American Preservation Fund
American Funds Mortgage Fund(SM)	LVIP BlackRock Inflation Protected Bond Fund
American Funds U.S. Government/AAA Rated Securities Fund	LVIP Delaware Diversified Floating Rate Fund LVIP Dimensional/Vanguard Total Bond Fund
Delaware VIP® Diversified Income Series	LVIP PIMCO Low Duration Bond Fund
Delaware VIP® Limited-Term Diversified Income Series	LVIP SSGA Bond Index Fund

Group 2 Investments cannot exceed 60% of Contract Value or Account Value (if i4LIFE® Advantage is in effect)
American Funds Asset Allocation Fund	LVIP American Income Allocation Fund
American Funds Blue Chip Income and Growth Fund American Funds Capital Income Builder®	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
American Funds Global Balanced Fund(SM)	LVIP Dimensional International Core Equity Fund
American Funds Global Growth and Income Fund	LVIP Dimensional U.S. Core Equity 1 Fund
American Funds Global Growth Fund	LVIP Dimensional U.S. Core Equity 2 Fund
American Funds Growth Fund	LVIP Global Conservative Allocation Managed Risk Fund
American Funds Growth-Income Fund	LVIP Global Growth Allocation Managed Risk Fund
American Funds High-Income Bond Fund	LVIP Global Moderate Allocation Managed Risk Fund
American Funds International Fund	LVIP Government Money Market Fund
American Funds International Growth and Income Fund(SM) American Funds Managed Risk Asset Allocation Fund(SM) BlackRock Global Allocation V.I. Fund	LVIP SSGA Developed International 150 Fund LVIP SSGA Global Tactical Allocation Managed Volatility Fund LVIP SSGA International Index Fund
Fidelity® VIP FundsManager® 50% Portfolio	LVIP SSGA Large Cap 100 Fund
Invesco V.I. International Growth Fund	LVIP SSGA Mid-Cap Index Fund
Ivy Funds VIP High Income Portfolio	LVIP SSGA S&P 500 Index Fund
Ivy Funds VIP Mid Cap Growth Portfolio	LVIP SSGA Small-Cap Index Fund
LVIP American Balanced Allocation Fund	LVIP SSGA Small-Mid Cap 200 Fund
LVIP American Global Balanced Allocation Managed Risk Fund	LVIP U.S. Growth Allocation Managed Risk Fund LVIP Vanguard Domestic Equity ETF Fund
LVIP American Global Growth Allocation Managed Risk Fund	LVIP Vanguard International Equity ETF Fund Putnam VT George Putnam Balanced Fund
LVIP American Growth Allocation Fund

The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.

American Funds Asset Allocation Fund	LVIP American Growth Allocation Fund
American Funds Bond Fund	LVIP American Income Allocation Fund
American Funds Global Balanced Fund(SM)	LVIP American Preservation Fund
American Funds Global Bond Fund American Funds Managed Risk Asset Allocation Fund(SM)	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
American Funds Mortgage Fund(SM)	LVIP BlackRock Inflation Protected Bond Fund
American Funds U.S. Government/AAA Rated Securities Fund	LVIP Delaware Diversified Floating Rate Fund LVIP Dimensional/Vanguard Total Bond Fund
BlackRock Global Allocation V.I. Fund	LVIP Global Conservative Allocation Managed Risk Fund
Delaware VIP® Diversified Income Series	LVIP Global Growth Allocation Managed Risk Fund
Delaware VIP® Limited-Term Diversified Income Series	LVIP Global Moderate Allocation Managed Risk Fund
Fidelity® VIP FundsManager® 50% Portfolio	LVIP PIMCO Low Duration Bond Fund
JPMorgan Insurance Trust Core Bond Portfolio	LVIP SSGA Bond Index Fund
LVIP American Balanced Allocation Fund LVIP American Global Balanced Allocation Managed Risk Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund LVIP U.S. Growth Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund	Putnam VT George Putnam Balanced Fund

As an alternative, to satisfy these Investment Requirements, 100% of the Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

The fixed account is only available for dollar cost averaging.

Living Benefit Riders - Guaranteed Income Benefit with i4LIFE® Advantage. The following information is added to the Guaranteed Income Benefit with i4LIFE® Advantage section of the prospectus, immediately following the discussion of Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4):

Select Guaranteed Income Benefit. i4LIFE® Advantage Select Guaranteed Income Benefit will be available for election on or after January 9, 2017. i4LIFE® Advantage Guaranteed Income Benefit (version 4) will no longer be available for election unless you are guaranteed the right to elect it under an existing Living Benefit Rider. i4LIFE® Advantage Select Guaranteed Income Benefit is the only version available to contractowners who have previously elected Lincoln SmartSecurity® Advantage.

The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected.

The initial Guaranteed Income Benefit percentages applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentage may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions.  This percentage structure is intended to help us provide the guarantees under the rider. This initial Guaranteed Income Benefit percentage for new rider elections may be higher or lower than the percentage for existing contractowners that have elected the rider, but your Guaranteed Income Benefit percentages will not change as a result.

The initial Guaranteed Income Benefit percentage applicable to new rider elections is set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your application or rider election form must be signed and dated for a contract to be issued with that rate. The rates may change with each Rate Sheet and may be higher or lower than the rates on the previous Rate Sheet.

At least 10 days before the end of the indicated effective period, the Guaranteed Income Benefit percentage for the next effective period will be disclosed in a new Rate Sheet. In order to get the percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. For new contractowners, current Rate Sheets will be included with the prospectus. For existing contractowners, current Rate Sheets will be mailed to you with your quarterly statement. You can also obtain the most current Rate Sheet by contacting your financial professional or online at LincolnFinancial.com.

Impacts to i4LIFE® Advantage Regular Income Payments. Certain restrictions will apply to your contract when you select i4LIFE® Advantage Guaranteed Income Benefit. The restrictions that are specific to i4LIFE® Advantage Select Guaranteed Income Benefit are listed below. Other restrictions listed in your prospectus will continue to apply:

•	A 3% assumed investment return (AIR) will be used to calculate the Regular Income Payments.
•	The minimum Access Period is the longer of 20 years and age 90. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.

Availability. i4LIFE® Advantage Select Guaranteed Income Benefit will be available on or after January 9, 2017, for both qualified and nonqualified (IRAs and Roth IRAs) annuity contracts. The contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.

There is no guarantee that Select Guaranteed Income Benefit will be available for purchase in the future as we reserve the right to discontinue this benefit at any time.

Please retain this supplement with your prospectus for future reference.

PART A

The prospectus for the InvestmentSolutions variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-175691) filed on April 22, 2016.

PART B

The Statement of Additional Information for the InvestmentSolutions variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-175691) filed on April 22, 2016.

Lincoln New York Account N for Variable Annuities

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-175691) filed on April 22, 2016.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-175691) filed on April 22, 2016.

Statement of Assets and Liabilities - December 31, 2015
Statement of Operations - Year ended December 31, 2015
Statements of Changes in Net Assets - Years ended December 31, 2015 and 2014
Notes to Financial Statements - December 31, 2015
Report of Independent Registered Public Accounting Firm

3. Part B

The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-175691) filed on April 22, 2016.

Balance Sheets - Years ended December 31, 2015 and 2014
Statements of Comprehensive Income (Loss) - Years ended December 31, 2015, 2014 and 2013
Statements of Stockholder’s Equity - Years ended December 31, 2015, 2014 and 2013
Statements of Cash Flows - Years ended December 31, 2015, 2014 and 2013
Notes to Financial Statements - December 31, 2015
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(2) Not Applicable

(3)(a) Principal Underwriting Agreement between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(b) Broker-Dealer Selling Group Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(4)(a) Annuity Contract (30070-ANY) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 15, 2007.

(b) Contract Specifications [30070ANY 5/03 CDFEE2(3-10)] incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(c) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on April 8, 2001.

(d) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.

(e) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.

(f) Guarantee of Principal Death Benefit Rider (32148-NY) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(g) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.

(h) DCA Fixed Account Allocations (NYCPALGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.

(i) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(j) Variable Annuity Rider (32793 7/06 NY LSSA) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-93875) filed on December 21, 2006.

(k) Variable Annuity Guaranteed Income Benefit Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(l) Guaranteed Income Benefit Rider (GIB v4) AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(m) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(n) Variable Annuity Payment Option Rider (i4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(o) Variable Annuity Payment Option Rider (i4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(p) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(q) Contract Endorsement (AR514-DOMA) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.
(i) Amendatory Endorsement (AR-567 DOMA) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-170897) filed on November 5, 2013.

(r) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.

(5) Application incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(i) Amendments to Novation Agreement incorporated herein by reference to Post-Effective Amendment No. 21 (File 333-145531) filed on November 5, 2013.

(8)(a) Accounting and Financial Services Administration Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013

(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(v) Deutsche Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(vii) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(viii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.

(viii) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(xi) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.

(xx) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-i6 (File No. 333-155333) filed on April 1, 2016.

(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:

(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-145531) filed on March 30, 2012.

(v) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 25, 2008.

(vi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(vii) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(viii) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and Consent of Mary Jo Ardington, Associate General Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-175691) filed on August 16, 2011.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-175691) filed on April 22, 2016.

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-170897) filed on June 30, 2016..

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name	Positions and Offices with Depositor
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Christine Janofsky**	Senior Vice President, Chief Accounting Officer and Controller
Mark E. Konen**	Executive Vice President and Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Assistant Vice President, General Counsel and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts

*Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

***Principal business address is 350 Church Street, Hartford, Connecticut 06096

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of August 31, 2016 there were 19,798 contract owners under Account N.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 18th day of November, 2016.

Lincoln New York Account N for Variable Annuities (Registrant) Lincoln InvestmentSolutionsSM
By:	/s/Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Stephen R. Turer Stephen R. Turer Senior Vice President, Lincoln Life & Annuity Company of New York (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on November 18, 2016.

Signature	Title
* Dennis R. Glass	President (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* George W. Henderson, III	Director
* Mark E. Konen	Executive Vice President and Director
* M. Leanne Lachman	Director
* Louis G. Marcoccia	Director
* Patrick S. Pittard	Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney